Debentures (Details Textual) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 16, 2015	Sep. 30, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ILS (₪)	Feb. 28, 2017	Nov. 30, 2016
Debentures (Textual)
Interest expenses			$ 5,165		$ 2,441
Amortization of debt premium, discount and issuance costs, net			289		391
Public offering, description	Formula concluded a public offering in Israel on the Tel-Aviv Stock Exchange (the "TASE") of (i) NIS102.3 million par value of Series A Secured Debentures (the "Formula's Series A Secured Debentures") and of (ii) NIS125 million par value of Series B Convertible Debentures that are linked to the US Dollar based on the exchange rate on September 8, 2015 of 3.922 (the "Formula's Series B Convertible Debentures"). Formula's Debentures were offered and sold pursuant to a shelf prospectus filed with the Israeli Securities Authority (the "ISA") and TASE on August 6, 2015, amended thereafter on September 3, 2015 and which term was extended in July 2017 until August 6, 2018.
Convertible debentures					78,229
Interest rate								1.85%	2.60%
Debentures amount			$ 45,356		$ 78,229
Sapiens' Series B Debentures [Member]
Debentures (Textual)
Description of debentures		Sapiens issued its unsecured Series B Debentures in the aggregate principal amount of NIS 280,000 (approximately $79,186), linked to US dollars, payable in eight equal annual payments of $9,898 on January 1 of each of the years 2019 through 2026. The outstanding principal amount of Sapiens' Series B Debentures will bear a fixed interest rate of 3.37% per annum, payable on January 1 and July 1 of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens' Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026. The first installment, in the amount of $9,898, was paid in January 1, 2019.
Series A Secured Debentures [Member]
Debentures (Textual)
Issued purchase price, percentage			100.00%				100.00%
Commission			$ 129
Issuance costs			$ 190
Description of debentures			On January 31, 2018, the Company consummated a private placement to qualified investors in Israel, of an additional, aggregate NIS 150 million par value of Series A Secured Debentures at a price of NIS 1,034.7 for each NIS 1,000 principal amount. The aggregate gross proceeds totaled NIS 155,205 (approximately $45,581), excluding issuance costs of $225. As a result of the private placement, the total outstanding principal amount of the Series A Secured Debentures increased to approximately NIS 239,478 million (approximately $70,331). The terms of the Series A Secured Debentures sold in the private placement are identical in all respects to those of the Series A Secured Debentures sold in Formula’s September 2015 public offering.	On January 31, 2018, the Company consummated a private placement to qualified investors in Israel, of an additional, aggregate NIS 150 million par value of Series A Secured Debentures at a price of NIS 1,034.7 for each NIS 1,000 principal amount. The aggregate gross proceeds totaled NIS 155,205 (approximately $45,581), excluding issuance costs of $225. As a result of the private placement, the total outstanding principal amount of the Series A Secured Debentures increased to approximately NIS 239,478 million (approximately $70,331). The terms of the Series A Secured Debentures sold in the private placement are identical in all respects to those of the Series A Secured Debentures sold in Formula’s September 2015 public offering.
Series A Secured Debentures [Member] | Fixed annual interest rate [Member]
Debentures (Textual)
Interest rate			2.80%				2.80%
Series A Secured Debentures [Member] | NIS [Member]
Debentures (Textual)
Debentures amount | ₪				₪ 102,260
Series B Convertible Debentures [Member]
Debentures (Textual)
Conversion component valued			$ 1,248
Convertible debentures			$ 32,364
Issued purchase price, percentage			102.00%				102.00%
Commission			$ 131
Issuance costs			236
Debt discount and issuance costs			367
Bonds amounted			$ 32,785
Principal amount of convertible bonds, percentage			10.00%	10.00%
Exchange rate, description			The principal of the Bonds is subject to adjustment based on changes in the exchange rate between the NIS and the U.S. Dollar relative to the exchange rate on September 8, 2015 (3.922), and will be repaid on March 26, 2019.	The principal of the Bonds is subject to adjustment based on changes in the exchange rate between the NIS and the U.S. Dollar relative to the exchange rate on September 8, 2015 (3.922), and will be repaid on March 26, 2019.
Conversion price, description			Formula's ordinary shares, from the date of issuance and until March 10, 2019, at conversion price of, as of the date of the issuance, NIS 157 par value of Convertible Debentures per one share, adjusted for events that the Company effects a share split or reverse share split, a rights offering or a distribution of bonus shares or a cash dividend. As of December 31, 2017 and 2018, the adjusted conversion price to one share was NIS 150.27542 par value and 147.54176 par value, respectively, following cash dividend distributions.	Formula's ordinary shares, from the date of issuance and until March 10, 2019, at conversion price of, as of the date of the issuance, NIS 157 par value of Convertible Debentures per one share, adjusted for events that the Company effects a share split or reverse share split, a rights offering or a distribution of bonus shares or a cash dividend. As of December 31, 2017 and 2018, the adjusted conversion price to one share was NIS 150.27542 par value and 147.54176 par value, respectively, following cash dividend distributions.
Result of conversions effected, description			As a result of conversions that were effected during 2018 and mainly 2019, prior to the maturity of the Series B Convertible Debentures in March 2019, holders of Series B Convertible Debentures converted an aggregate principal par value amount of NIS 80,484 (of which NIS 231.7 were converted in 2018) into 545,485 ordinary shares (of which 1,556 ordinary shares were issued in 2018), constituting 3.57% of Formula's issued and outstanding share capital (following those conversions). The remaining outstanding Series B Convertible Debentures matured on March 26, 2019, and the remaining outstanding principal of NIS 44,516 (or $11,350) and interest on those debentures of $1,135 were paid on that date.	As a result of conversions that were effected during 2018 and mainly 2019, prior to the maturity of the Series B Convertible Debentures in March 2019, holders of Series B Convertible Debentures converted an aggregate principal par value amount of NIS 80,484 (of which NIS 231.7 were converted in 2018) into 545,485 ordinary shares (of which 1,556 ordinary shares were issued in 2018), constituting 3.57% of Formula's issued and outstanding share capital (following those conversions). The remaining outstanding Series B Convertible Debentures matured on March 26, 2019, and the remaining outstanding principal of NIS 44,516 (or $11,350) and interest on those debentures of $1,135 were paid on that date.
Series B Convertible Debentures [Member] | Fixed annual interest rate [Member]
Debentures (Textual)
Interest rate			2.74%				2.74%
Series B Convertible Debentures [Member] | NIS [Member]
Debentures (Textual)
Bonds amounted | ₪							₪ 127,500
Series C Secured Debentures [Member]
Debentures (Textual)
Description of debentures			On March 31, 2019, Formula consummated a public offering in Israel of a new series of secured debentures - Series C Secured Debentures' in an aggregate NIS 300,000 par value amount, at a price of NIS 1,000 for each unit of NIS 1,000 principal amount. The aggregate gross proceeds from the public offering totaled NIS 298,500 (approximately $82,186). For further information, see Note 24 (a).	On March 31, 2019, Formula consummated a public offering in Israel of a new series of secured debentures - Series C Secured Debentures' in an aggregate NIS 300,000 par value amount, at a price of NIS 1,000 for each unit of NIS 1,000 principal amount. The aggregate gross proceeds from the public offering totaled NIS 298,500 (approximately $82,186). For further information, see Note 24 (a).